PREPAYMENTS, RECEIVABLES AND OTHER ASSETS (Tables) - Seamless Group Inc [Member]	12 Months Ended
Dec. 31, 2021
SCHEDULE OF PREPAYMENTS AND OTHER CURRENT ASSETS

	December 31,
	2021	2020
	US$	US$

Contract asset	4,181,989	—
Other receivables	38,383	89,314
Prefunding to remittances partner	12,363,982	12,896,134
Deposits	3,086,382	3,096,823
Goods and services tax/ Value-added tax recoverable	18,049	30,330
Prepayments	332,866	251,190
Airtime stock	1,252,740	1,613,552
Inventories	—	58,386
Current tax recoverable	596,059	572
Others	902,829	994,559
	22,773,279	19,030,860

SCHEDULE OF CONTRACT ASSETS

Movement of contract assets are as follows:

	December 31,
	2021	2020
	US$	US$

As at January 1	—	—
Rights of consideration for service rendered but not billed	4,189,989	—
As at December 31	4,189,989	—

SEAMLESS GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS